SHARE-BASED COMPENSATION - Schedule of Compensation Expense Recognized for Non-vested Shares (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Options
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 198,062	¥ 1,016,353
Options | Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	54,493	52,345
Options | Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	16,200	36,325
Options | General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	127,369	927,683
Non-vested shares
SHARE-BASED COMPENSATION
Total-share based compensation expense	268,214	1,636,697
Non-vested shares | Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	11,068	54,475
Non-vested shares | Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	7,453	24,191
Non-vested shares | General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 249,693	¥ 1,558,031